Segment Information	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Segment Information
(9)	Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for the three and nine months ended September 30, 2022 and 2021:

	Container	Container	Container
Three Months September 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$191,926	$12,503	$—	$—	$723	$205,152
Management fees - non-leasing from external customers	$—	$53	$657	$—	$—	$710
Inter-segment management fees	$—	$16,875	$4,576	$—	$(21,451)	$—
Trading container margin	$—	$—	$457	$—	$—	$457
Gain on sale of owned fleet containers, net	$22,788	$—	$—	$—	$—	$22,788
Depreciation and amortization	$74,711	$432	$—	$—	$(1,905)	$73,238
Container lessee default expense, net	$963	$—	$—	$—	$—	$963
Interest expense	$41,027	$215	$—	$—	$—	$41,242
Unrealized loss on financial instruments, net	$—	$204	$—	$—	$—	$204
Segment income (loss) before income taxes	$68,899	$8,357	$4,873	$(1,164)	$2,249	$83,214
Income tax (expense) benefit	$(1,930)	$84	$—	$—	$—	$(1,846)
Total assets	$7,731,085	$171,010	$10,364	$10,553	$(125,977)	$7,797,035
Purchase of containers and fixed assets	$55,191	$378	$—	$—	$—	$55,569

	Container	Container	Container
Nine Months Ended September 30, 2022	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$566,994	$38,105	$—	$—	$2,003	$607,102
Management fees - non-leasing from external customers	$—	$172	$1,743	$—	$—	$1,915
Inter-segment management fees	$—	$59,932	$10,586	$—	$(70,518)	$—
Trading container margin	$—	$—	$1,766	$—	$—	$1,766
Gain on sale of owned fleet containers, net	$61,718	$—	$—	$—	$196	$61,914
Depreciation and amortization	$223,173	$1,237	$—	$—	$(5,722)	$218,688
Container lessee default expense, net	$1,518	$—	$—	$—	$—	$1,518
Interest expense	$113,506	$638	$—	$—	$—	$114,144
Unrealized loss on financial instruments, net	$—	$326	$—	$—	$—	$326
Segment income (loss) before income taxes	$208,861	$33,220	$11,729	$(4,210)	$(1,467)	$248,133
Income tax (expense) benefit	$(5,541)	$9	$—	$—	$—	$(5,532)
Total assets	$7,731,085	$171,010	$10,364	$10,553	$(125,977)	$7,797,035
Purchase of containers and fixed assets	$248,143	$2,497	$—	$—	$—	$250,640
Payments on container leaseback financing receivable	$533,867	$—	$—	$—	$—	$533,867

	Container	Container	Container
Three Months Ended September 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$182,450	$13,380	$—	$—	$—	$195,830
Management fees - non-leasing from external customers	$—	$93	$505	$—	$—	$598
Inter-segment management fees	$—	$23,381	$2,390	$—	$(25,771)	$—
Trading container margin	$—	$—	$2,639	$—	$—	$2,639
Gain on sale of owned fleet containers, net	$20,028	$—	$—	$—	$—	$20,028
Depreciation and amortization	$74,899	$1,109	$—	$—	$(2,367)	$73,641
Container lessee default expense, net	$1,928	$—	$—	$—	$—	$1,928
Interest expense	$32,920	$208	$—	$—	$—	$33,128
Debt termination expense	$11,866	$—	$—	$—	$—	$11,866
Realized loss on financial instruments, net	$4	$108	$—	$—	$—	$112
Unrealized gain on financial instruments, net	$43	$40	$—	$—	$—	$83
Segment income (loss) before income tax	$57,591	$13,273	$4,518	$(1,904)	$(5,194)	$68,284
Income tax benefit (expense)	$70	$(11)	$—	$—	$—	$59
Total assets	$7,141,719	$191,363	$22,314	$17,427	$(104,678)	$7,268,145
Purchase of containers and fixed assets	$652,828	$61	$—	$—	$—	$652,889

	Container	Container	Container
Nine Months Ended September 30, 2021	Ownership	Management	Resale	Other	Eliminations	Totals
Total lease rental income	$509,010	$43,498	$—	$—	$—	$552,508
Management fees - non-leasing from external customers	$—	$299	$2,447	$—	$—	$2,746
Inter-segment management fees	$—	$63,899	$7,602	$—	$(71,501)	$—
Trading container margin	$—	$—	$9,036	$—	$—	$9,036
Gain on sale of owned fleet containers, net	$51,222	$—	$—	$—	$—	$51,222
Depreciation and amortization	$214,607	$3,071	$—	$—	$(6,728)	$210,950
Container lessee default recovery, net	$1,185	$—	$—	$—	$—	$1,185
Interest expense	$91,980	$401	$—	$—	$—	$92,381
Debt termination expense	$15,078	$—	$—	$—	$—	$15,078
Realized loss on financial instruments, net	$5,408	$108	$—	$—	$—	$5,516
Unrealized gain (loss) on financial instruments, net	$5,220	$(539)	$—	$—	$—	$4,681
Segment income (loss) before income tax	$172,234	$37,473	$15,433	$(3,822)	$(13,994)	$207,324
Income tax (expense) benefit	$(1,307)	$417	$—	$—	$—	$(890)
Total assets	$7,141,719	$191,363	$22,314	$17,427	$(104,678)	$7,268,145
Purchase of containers and fixed assets	$1,727,123	$84	$—	$—	$—	$1,727,207
Payments on container leaseback financing receivable	$18,705	$—	$—	$—	$—	$18,705

(1)

Container Ownership segment income (loss) before income taxes includes unrealized gain on financial instruments, net of $43 and $5,220 for the three and nine months ended September 30, 2021, respectively, and debt termination expense of $11,866 and $15,078 for the three and nine months ended September 30, 2021, respectively.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and Container Resale segments and the Container Ownership segment.

Geographic Segment Information

Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and nine months ended September 30, 2022 and 2021 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Total lease rental income:
Asia	$102,207	$99,216	$297,470	$281,791
Europe	94,443	88,001	283,378	245,967
North / South America	8,481	8,237	25,756	23,612
Bermuda	—	—	—	—
All other international	21	376	498	1,138
	$205,152	$195,830	$607,102	$552,508
Management fees, non-leasing:
Europe	$383	$300	$998	$1,183
Bermuda	300	245	854	1,451
North / South America	20	8	37	19
Asia	—	21	—	45
All other international	7	24	26	48
	$710	$598	$1,915	$2,746

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and nine months ended September 30, 2022 and 2021 based on the location of sale:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Trading container sales proceeds:
North / South America	$2,901	$308	$8,525	$8,994
Asia	2,602	5,343	8,574	10,293
Europe	288	656	1,702	3,360
Bermuda	—	—	—	—
All other international	—	—	—	1
	$5,791	$6,307	$18,801	$22,648
Gain on sale of owned fleet containers, net:
Asia	$15,623	$14,941	$40,450	$36,084
North / South America	5,241	2,741	11,942	7,241
Europe	1,924	2,346	9,522	7,897
Bermuda	—	—	—	—
All other international	—	—	—	—
	$22,788	$20,028	$61,914	$51,222